Annual Fund Operating Expenses - Institutional Shares - DWS ESG Liquidity Fund - Institutional Shares	Dec. 01, 2021
Operating Expenses:
Management fee	0.15%
Distribution/service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.30%
Fee waiver/expense reimbursement	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.12%